BANK LOANS - Disclosure Of Detailed Information About Borrowings Explanatory (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
BANK LOANS
Short-term bank loans	¥ 485,047	¥ 324,263